Advanced Series Trust

655 Broad Street

Newark, New Jersey 07102

January 2, 2026

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	497(j) Filing for Advanced Series Trust
Registration numbers 033-24962 and 811-05186

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 201 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on December 10, 2025.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at 973-716-6422 or email: patrick.mcguinness@prudential.com.

Very truly yours,

/s/ Patrick McGuinness Patrick McGuinness Assistant Secretary